STOCK CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,938,821	0.168
Granted	981,666	0.164
Exercised	(1,182,606)	0.116
Cancelled	13,784	0.067

Outstanding at end of period	4,751,665	0.180	190,067

Vested and expected-to-vest at end of period	3,848,610	0.18	153,944

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding as of December 31, 2012, have been separated into exercise prices, as follows:

	Options outstanding as of	Weighted average remaining	Options exercisable as of
	December 31,	contractual	December 31,
Exercise price	2 0 1 2	Life	2 0 1 2
$		Years

0.00005	499,998	7.95	444,443
0.067	116,668	6.50	116,668
0.15	2,144,999	7.33	1,838,332
0.18	670,000	7.47	528,333
0.2	520,000	8.51	357,500
0.26	355,000	9.59	118,333
0.32	30,000	7.12	30,000
0.39	115,000	4.50	115,000
0.4	110,000	3.47	110,000
0.47	110,000	4.22	110,000
0.75	80,000	2.18	80,000
	4,751,665	6.26	3,848,609

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the options is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions used in the calculation:

	Year ended December 31,
	2 0 1 2	2 0 1 1

Expected volatility	132%	134%-141%
Risk-free interest	0.63%	0.93%-2.93%
Dividend yield	0%	0%
Expected life of up to (years)	5.5	5-6
Forfeiture rate	0%	0%-10%

Schedule Of Warrants Issued To Investors Service Providers [Table Text Block]
Warrants to investors and service providers and investors:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	Nov 2013 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	Nov 2013 – Sep 2018
Apr-Oct2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	Nov 2013 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000		500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	Nov 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	Feb 2013
April 2011	33,334			33,334	0.01	33,334	Apr 2021
April 2012	33,334			33,334	0.01	22,223	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015

	94,228,451	16,468,540	14,586,794	63,173,117		62,162,006

Schedule Stock Awards Activity Related To Service Providers [Table Text Block]

A summary of the Company's stock awards activity related to shares issued to service providers and related information is as follows:

	Year ended December 31,		Year ended December 31,
	2 0 1 2		2 0 1 1
	Amount of shares	Weighted average issue price	Amount of shares	Weighted average issue price
		$		$
Outstanding at beginning of period	11,001,378	0.27	9,735,508	0.25
Issued	794,423	0.26	1,265,870	0.41
Outstanding at end of period	11,795,801	0.27	11,001,378	0.27

Stock Based Compensation Expense [Table Text Block]

The total stock-based compensation expense, related to shares, options and warrants granted to employees and service providers, was comprised, at each period, as follows:

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands
Research and development	210	316	17,766
General and administrative	545	1,075	10,658
Financial expenses, net	-	192	248
Total stock-based compensation expense	755	1,584	28,672